S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 11, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Eric Semler	TCS Capital Management LLC	Investments	Founder and Managing Partner
	Semler Scientific, Inc.	Biotechnology	Director
	Fundstrat Global Advisors	Investments	Director
Eamon P. Smith	TCS Capital Management LLC	Investments	Managing Director and Chief Compliance Officer
Thomas S. Smith, Jr.	1RoundTable Partners LLC	Investments	Partner
	10T Holdings LLC	Investments	Partner
	Durable Money, LLC	Investments	Chief Executive Officer
	Lindblad Expeditions Holdings, Inc.	Travel	Director
	Futureverse Corp.	Technology	Chairman and Director
	Simulmedia Inc.	Advertising	Director
Thomas J. Lee	Fundstrat Global Advisors	Investments	Co-founder, Managing Partner and Head of Research
Steven Silverstein	Spencer Spirit Holdings	Retail stores	Chief Executive Officer